INVESTMENTS AND ACQUISITIONS - Pro Forma (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Pro forma effects of the acquisition on the results of operations
Total revenues	$ 1,647,990	$ 2,312,231	$ 8,074,268	$ 6,462,580
Net loss attributable to common stockholders	$ (2,359,068)	$ (1,814,318)	$ (8,332,387)	$ (17,204,805)
Net loss per common share:	$ (0.04)	$ (0.04)	$ (0.16)	$ (0.37)
Weighted average number of basic and diluted common shares outstanding	61,563,379	48,554,007	50,895,301	46,965,898